SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance - Beginning of period	$ 489,123	$ 158,124
Additions		440,675
Interest expense	39,795	26,964
Lease Payments	(150,275)	(128,995)
Lease removal		(7,645)
Balance - Ending of period	378,643	489,123
Current lease liabilities	133,962	110,481
Non-current lease liabilities	244,681	378,642
Lease liabilities	$ 378,643	$ 489,123